Warrants (Details) - $ / shares	9 Months Ended
	Aug. 31, 2018	Nov. 30, 2017	Aug. 31, 2017	Nov. 30, 2016
Number Outstanding	963,309	713,651	517,047	547,648
Shares Issuable Upon Exercise	824,570
June 2016 Warrants [Member]
Exercise price (in Dollars per share)	$ 19.30
Number Outstanding	277,478	277,478	280,873	311,474
Expiry	Jun. 02, 2021
Shares Issuable Upon Exercise	138,739
October 2017 Warrants [Member]
Exercise price (in Dollars per share)	$ 12.50
Number Outstanding	181,818	181,818
Expiry	Oct. 13, 2020
Shares Issuable Upon Exercise	181,818
March 2018 Warrants [Member]
Exercise price (in Dollars per share)	$ 6.00
Number Outstanding	291,666
Expiry	Mar. 16, 2021
Shares Issuable Upon Exercise	291,666
March 2018 Warrants [Member]
Exercise price (in Dollars per share)	$ 6.00
Number Outstanding	150,000
Expiry	Mar. 21, 2021
Shares Issuable Upon Exercise	150,000
Placement Agent Warrants [Member]
Exercise price (in Dollars per share)	$ 13.750
Number Outstanding	18,181	18,181
Expiry	Oct. 13, 2020
Shares Issuable Upon Exercise	18,181
March Placement Agent Warrants [Member]
Exercise price (in Dollars per share)	$ 7.50
Number Outstanding	29,166
Expiry	Mar. 16, 2021
Shares Issuable Upon Exercise	29,166
March Placement Agent Warrants [Member]
Exercise price (in Dollars per share)	$ 7.50
Number Outstanding	15,000
Expiry	Mar. 21, 2021
Shares Issuable Upon Exercise	15,000